LEASES - Maturity analysis under lease agreements (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis under lease agreements
2022	$ 5,449
Total lease payments	5,449
Plus: interest	205
Present value of lease liabilities	$ 5,654	$ 26,061